Claims revenue	12 Months Ended
Mar. 31, 2013
Contractors [Abstract]
Claims revenue	Claims revenue

Year ended March 31,	2013	2012	2011
Claims revenue recognized	$20,994	$32,612	$2,521
Claims revenue uncollected (classified as unbilled revenue)	18,426	22,393	1,742